FLEXSHARES® TRUST

FlexShares® Ready Access Variable Income Fund

SUPPLEMENT DATED DECEMBER 12, 2022 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED MARCH 1, 2022, AS SUPPLEMENTED

Effective January 3, 2023, the following change will occur:

Fund Name Change. The name of the FlexShares® Ready Access Variable Income Fund (the “Fund”) will change as set forth in the following table:

Current Fund Name	New Fund Name
FlexShares® Ready Access Variable Income Fund	FlexShares® Ultra-Short Income Fund

Accordingly, effective as of January 3, 2023:

All references to the FlexShares® Ready Access Variable Income Fund in the Fund’s Prospectus and SAI are hereby deleted and replaced with FlexShares® Ultra-Short Income Fund.

Please retain this Supplement with your Prospectus and SAI for future reference.